Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Cash insured with federal insurance corporation		$ 250,000			$ 250,000	$ 250,000
Unrecognised tax benefits		0			0	0
Accrued interest and penalties on unrecognised tax benefits		0			0	0
Net loss	$ (23,662)	7,893,587	$ (1,508,194)	$ (1,531,856)	33,360,787	(25,094,982)
Cash equivalents		$ 0			$ 0	$ 0
IPO [Member] | Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights number of warrants issued during the period						19,166,667
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants or rights number of warrants issued during the period					9,566,667	9,566,667
Ordinary Class A [Member]
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption		51,880,022			51,880,022	48,543,944
Antidilutive securities excluded from the computation of earnings per share						28,733,334
Investment income earned in trust account net of applicable taxes						$ 283,000
Ordinary Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Net loss						$ 25.1